Unaudited Condensed Consolidated Statements of Profit & Loss and Comprehensive Income (Parenthetical)	Dec. 31, 2024 € / shares
Unaudited Condensed Consolidated Statements of Profit & Loss and Comprehensive Income
Exercise price of contingently issuable shares, per share	€ 0